Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Foreclosure (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate and Repossessed Assets Acquired in Settlement of Loans
Consumer mortgage loans in process of foreclosure	$ 200,000	$ 0